Consolidated Statements of Changes in Shareholders' Equity $ in Millions	CAD ($) shares	Class B Non-Voting Shares CAD ($) shares	Issued capital Class A Voting Shares CAD ($) shares	Issued capital Class B Non-Voting Shares CAD ($) shares	Retained earnings CAD ($)	FVTOCI investment reserve CAD ($)	Hedging reserve CAD ($)	Equity investment reserve CAD ($)	Adjustments pertaining to IFRS 16 adoption (see note 2) CAD ($)	Adjustments pertaining to IFRS 16 adoption (see note 2) Issued capital Class A Voting Shares CAD ($) shares	Adjustments pertaining to IFRS 16 adoption (see note 2) Issued capital Class B Non-Voting Shares CAD ($) shares	Adjustments pertaining to IFRS 16 adoption (see note 2) Retained earnings CAD ($)	Adjustments pertaining to IFRS 16 adoption (see note 2) FVTOCI investment reserve CAD ($)	Adjustments pertaining to IFRS 16 adoption (see note 2) Hedging reserve CAD ($)	Adjustments pertaining to IFRS 16 adoption (see note 2) Equity investment reserve CAD ($)
Shareholders' equity, beginning balance at Dec. 31, 2017	$ 7,492		$ 72	$ 405	$ 6,070	$ 1,013	$ (63)	$ (5)
Number of shares, beginning balance at Dec. 31, 2017 | shares			112,407,000	402,403,000
Net income for the year	2,059				2,059
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	41				41
FVTOCI investments, net of tax	(377)					(377)
Derivative instruments accounted for as hedges, net of tax	(62)						(62)
Share of equity-accounted investments, net of tax	14							14
Other comprehensive income (loss) for the year	(384)				41	(377)	(62)	14
Comprehensive income for the year	1,675				2,100	(377)	(62)	14
Transactions with shareholders recorded directly in equity:
Dividends declared	(988)				(988)
Shares issued on exercise of stock options	$ 0
Shares issued on exercise of stock options (in shares) | shares	679,706			2,000
Share class exchange	$ 0		$ (1)	$ 1
Share class exchange (in shares) | shares			(1,252,000)	1,252,000
Total transactions with shareholders	(988)		$ (1)	$ 1	(988)
Total transactions with shareholders (in shares) | shares			(1,252,000)	1,254,000
Shareholders' equity, ending balance at Dec. 31, 2018	8,179		$ 71	$ 406	7,182	636	(125)	9	$ 8,156	$ 71	$ 406	$ 7,159	$ 636	$ (125)	$ 9
Number of shares, ending balance at Dec. 31, 2018 | shares			111,155,000	403,657,000						111,155,000	403,657,000
Adjustments pertaining to IFRS 16 adoption (see note 2)									$ (23)			(23)
Net income for the year	2,043											$ 2,043
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(119)				(119)
FVTOCI investments, net of tax	633					633
Derivative instruments accounted for as hedges, net of tax	388						388
Share of equity-accounted investments, net of tax	(8)							(8)
Other comprehensive income (loss) for the year	894				(119)	633	388	(8)
Comprehensive income for the year	2,937				1,924	633	388	(8)
Reclassification to retained earnings for disposition of FVTOCI investments	0				4	(4)
Transactions with shareholders recorded directly in equity:
Repurchase of Class B Non-Voting Shares	(655)	$ (655)		$ (9)	(646)
Repurchase of Class B Non-Voting Shares (in shares) | shares		(9,900,000)		(9,887,000)
Dividends declared	$ (1,022)				(1,022)
Shares issued on exercise of stock options (in shares) | shares	743,977
Share class exchange	$ 0		$ 0	$ 0
Share class exchange (in shares) | shares			(1,000)	1,000
Total transactions with shareholders	(1,677)		$ 0	$ (9)	(1,668)
Total transactions with shareholders (in shares) | shares			(1,000)	(9,886,000)
Shareholders' equity, ending balance at Dec. 31, 2019	$ 9,416		$ 71	$ 397	$ 7,419	$ 1,265	$ 263	$ 1
Number of shares, ending balance at Dec. 31, 2019 | shares			111,154,000	393,771,000